SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 11   SEGMENT INFORMATION
The Company has two operating segments: (i) Original Equipment Manufacturing (“OEM”) and (ii) After Market (“AM”) (see Note 1 for a brief description of the Company’s business). The Company’s chief operating decision-maker (CEO of the Company) evaluates performance, makes operating decisions and allocates resources based on the financial data of these operating segments. Segment performance (which is the operating income reported) excludes stock-based compensation expenses. The measure of assets has not been disclosed for each segment as it is not regularly reviewed by the CODM.
The accounting policies of the individual segments are the same as those described in the summary of significant accounting policies in note 2 to the consolidated financial statements.
The following is segment results for the years ended December 31, 2015, 2014 and 2013:
	Year ended December 31, 2015
	OEM	AM	Amounts not allocated to segments	Consolidated
	U.S. dollars in thousands
Revenues	202,287	38,585		240,872
Cost of revenues	49,314	12,080	26	61,420
Gross profit	152,973	26,505		179,452
Research and development, net	33,249	2,128	8,016	43,393
Sales and marketing	421	11,113	1,277	12,811
General and administrative	8,794	1,065	35,650	45,509
Segment performance	110,509	12,199		77,739
Interest income				2,888
Financial expenses, net				(917)
Profit before taxes on income				79,710
Depreciation	3,296	16		3,312

	Year ended December 31, 2014
	OEM	AM	Amounts not allocated to segments	Consolidated
	U.S. dollars in thousands
Revenues	121,799	21,838		143,637
Cost of revenues	30,293	6,720	27	37,040
Gross profit	91,506	15,118		106,597
Research and development, net	28,995	1,805	6,130	36,930
Sales and Marketing	560	7,151	5,201	12,912
General and administrative	5,038	904	65,495	71,437
Segment performance	56,913	5,258		(14,682)
Interest income				1,305
Financial expenses, net				(4,442)
Loss before taxes on income				(17,819)
Depreciation	2,533	18		2,551

	Year ended December 31, 2013
	OEM	AM	Amounts not allocated to segments	Consolidated
	U.S. dollars in thousands
Revenues	63,290	17,955		81,245
Cost of revenues	15,907	5,207	16	21,130
Gross profit	47,383	12,748		60,115
Research and development, net	18,362	1,627	2,320	22,309
Sales and Marketing	337	6,133	5,861	12,331
General and administrative	4,767	576	4,934	10,277
Segment performance	23,917	4,412		15,198
Interest income				1,059
Financial income, net				1,389
Profit before taxes on income				17,646
Depreciation	1,696	20		1,716